Restructuring	3 Months Ended
Mar. 31, 2026
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the three months ended March 31, 2026, a $10.1 million restructuring charge (March 31, 2025: $39.3 million) was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan reflecting a workforce reduction.

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Restructuring charges	$10,076	$39,346
Total	$10,076	$39,346
At March 31, 2026, a total liability of $15.1 million (December 31, 2025: $12.5 million) was recorded on the Condensed Consolidated Balance Sheet relating to restructuring activities.

	Three Months Ended	Year Ended
	March 31, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period	10,076	75,386
Utilization	(7,512)	(94,335)
Closing provision	$15,089	$12,525
The closing provision as at March 31, 2026 of $15.1 million (December 31, 2025: $12.5 million) reflects:
(1) $12.0 million (December 31, 2025: $9.1 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $3.1 million (December 31, 2025: $3.4 million) of facilities related liabilities of which $1.2 million (December 31, 2025: $1.3 million) is included within Other Liabilities and $1.9 million (December 31, 2025: $2.1 million) is included within Non-Current Other Liabilities.